Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2020	79,281	241,542	165,219	661,891	1,147,933
Additions	2,000	26,349	10,956	96,418	135,723
Additions - business acquisitions (Note 26a)	—	1,200	208	414	1,822
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(2,374)	(8,983)	(5,528)	(23,107)	(39,992)
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Accumulated depreciation
As at September 30, 2020	20,124	150,572	108,060	496,231	774,987
Depreciation expense (Note 24)	2,590	25,512	13,547	102,774	144,423
Impairment (Note 24)	—	612	50	451	1,113
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(753)	(5,400)	(3,726)	(17,250)	(27,129)
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Net carrying amount as at September 30, 2021	56,946	88,812	52,924	153,410	352,092
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2019	58,614	224,559	180,638	714,629	1,178,440
Adoption of IFRS 16 (Note 3)	—	—	(14,578)	(40,357)	(54,935)
As at October 1, 2019	58,614	224,559	166,060	674,272	1,123,505
Additions	5,759	28,188	12,225	79,057	125,229
Additions - business acquisitions (Note 26c)	12,730	1,013	2,683	2,474	18,900
Disposals/retirements	—	(17,160)	(19,405)	(118,490)	(155,055)
Foreign currency translation adjustment	2,178	4,942	3,656	24,578	35,354
As at September 30, 2020	79,281	241,542	165,219	661,891	1,147,933
Accumulated depreciation
As at September 30, 2019	16,961	139,726	118,672	505,420	780,779
Adoption of IFRS 16 (Note 3)	—	—	(8,285)	(24,787)	(33,072)
As at October 1, 2019	16,961	139,726	110,387	480,633	747,707
Depreciation expense (Note 24)	1,895	24,965	14,240	115,490	156,590
Impairment (Note 24)	—	—	—	1,035	1,035
Disposals/retirements	—	(17,160)	(19,021)	(117,681)	(153,862)
Foreign currency translation adjustment	1,268	3,041	2,454	16,754	23,517
As at September 30, 2020	20,124	150,572	108,060	496,231	774,987
Net carrying amount as at September 30, 2020	59,157	90,970	57,159	165,660	372,946